Debt Securities in Issue	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Debt Securities in Issue
25. DEBT SECURITIES IN ISSUE

	Group
	2019 £m	2018 £m
Medium-term notes:
- US$30bn Euro Medium Term Note Programme	4,679	7,229
- Euro 30bn Euro Medium Term Note Programme	1,896	1,975
- US SEC-registered – Santander UK plc	5,891	7,649
- US$20bn Commercial Paper Programmes	3,014	3,131

	15,480	19,984

Euro 35bn Global Covered Bond Programme (See Note 14)	19,004	18,114
Certificates of deposit	2,806	3,221
Credit linked notes	60	42
Securitisation programmes (See Note 14)	3,779	5,331

	41,129	46,692